(14) Debt Obligations: Schedule Of Debt Obligation (Details) (USD $)	Jun. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Details
Settlement liability			$ 200,000	[1]
Note payable	76,586		94,459
Capital Lease Obligations	68,870	[2]	118,098	[2]
Automobile loans	7,090	[3]	12,274	[3]
Total debt obligations	152,546		424,831
Current portion of long-term debt, net of debt discount of $115,283 and $0, respectively	(90,617)		(634,218)		(1,041,392)
Long-term debt, net of current portion	$ 61,929		$ 449,950		$ 898,598

[1]	Monthly payment through January 2013, non interest bearing.
[2]	Effective interest rates that range between 8.51% and 17.44%. Leases mature between November 2012 and March 2016.
[3]	Secured by vehicles. Interest rates range between 0.0% and 8.9%, due through February 2016.